Commitments and Contingencies Disclosure: Lessee, Operating Lease, Schedule (Details)	3 Months Ended
Mar. 31, 2023 USD ($)
Details
Operating lease liabilities, due current	$ 33,140
Operating lease liabilities, next year	24,465
Operating lease liabilities, 2025	23,370
Operating lease liabilities, 2026	23,484
Operating lease liabilities, 2027	20,841
Operating lease liabilities, 2028	4,032
Operating lease liabilities, total minimum due	129,332
Total lease	19,131
Less amounts representing interest, lease payments	110,201
Current lease obligations	32,216
Long-term lease obligations	$ 77,985